Accounts Receivable and Revenue	12 Months Ended
Dec. 31, 2014
Accounts Receivable And Revenue [Abstract]
Accounts Receivable And Revenue [Text Block]

4. Accounts Receivable and Revenue

Below is a summary of accounts receivable as of December 31, 2014, and revenues for the period ending December 31, 2014, for our urgent and primary care business. We entered the urgent and primary care business in May 2014.

2014
Accounts receivable	$2,434
Less:
Estimated allowance for uncollectible amounts	(847)
Accounts receivable, net	$1,587

2014
Gross revenue	$7,259
Less:
Provision for contractual adjustments and estimated uncollectible amounts	(3,353)
Net revenue	$3,906
For our ancillary network business, several clients comprised a significant portion of our net revenue during the years ended December 31, 2014 and 2013. The following is a summary of the approximate amounts of our net revenue and accounts receivable attributable to our significant clients as of the dates and for the periods presented:

	2014			2013
	Accounts Receivable	Net Revenue	% of Total Revenue	Accounts Receivable	Net Revenue	% of Total Revenue
HealthSmart Preferred Care II, L.P.	$870	$7,764	34%	$532	$5,905	22%
HealthMarkets, Inc.	244	1,967	9%	252	3,599	13%
Benefit Administrative Systems, LLC	179	1,818	8%	148	2,618	10%
We maintain an allowance for uncollectible receivables which primarily relates to payor refunds. Refunds are paid to payors for overpayments on claims, claims paid in error, and claims paid for non-covered services. In some instances, we will recoup payment made to the ancillary service provider if the claim has been fully resolved. Co-payments, deductibles and co-insurance payments can also impact the collectability of claims. While we are able to process a claim and estimate the cash it will receive from the payor for that claim, the presence of co-pays, deductibles and co-insurance payments can affect the ultimate collectability of the claim. We record an allowance against revenue to better estimate collectability. Provisions for refunds recorded were approximately $60,000 and $287,000 for the years ended December 31, 2014 and 2013, respectively. The allowance was approximately $300,000 and $336,000 at December 31, 2014 and 2013, respectively.
On October 1, 2014, we entered into a management services agreement with HealthSmart. Under the management services agreement, HealthSmart has assumed responsibility for the operation of our ancillary network business. See Note 1 for significant terms of the management services agreement.
Although the effective date of the management services agreement with HealthSmart was October 1, 2014, the transition to HealthSmart did not begin until November 1, 2014. Upon reconciliation of all fourth quarter activity, we determined that we owed HealthSmart approximately $903,000, which was comprised of $560,000 in expense reimbursements and $343,000 for its share of the net profit as calculated per the management services agreement.